(Loss)/earnings per share (Tables)	12 Months Ended
Jun. 30, 2023
(Loss)/earnings per share
Schedule of earning per share

	For the year ended June 30,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
(Loss)/profit attributable to the equity shareholders of the Company	(1,415,010)	638,170	1,768,926
Less:
Allocation of undistributed earnings to holders of unvested restricted shares	116,929	(1,576)	(424)

(Loss)/profit used to determine basic earnings per share	(1,298,081)	636,594	1,768,502

Schedule of weighted average number of ordinary shares

	For the year ended June 30,
	2021	2022	2023
	Number of shares	Number of shares	Number of shares
Issued ordinary share at July 1, 2020, 2021 and 2022	865,591,398	1,204,860,715	1,202,646,619
Effect of shares issued upon IPO and exercise of the over-allotment option	90,911,146	—	—
Effect of shares converted from Series A preferred shares	83,495,097	—	—
Effect of shares issued relating to Hong Kong public offering and exercise of the over-allotment option	—	—	40,181,685
Effect of shares released from share incentive plan (Note 27)	64,373,834	2,369,454	2,878,812
Effect of repurchase of shares (Note 26(b)(v))	—	(1,702,821)	(2,386,739)

Weighted average number of ordinary shares	1,104,371,475	1,205,527,348	1,243,320,377

Summary of weighted average number of ordinary shares outstanding

	For the year ended June 30,
	2022	2023
	Number of shares	Number of shares
Weighted average number of ordinary shares, basic	1,205,527,348	1,243,320,377
Dilutive effect of share incentive plan (Note 27)	11,110,091	7,224,739

Weighted average number of ordinary shares, diluted	1,216,637,439	1,250,545,116